INITIAL PUBLIC OFFERING (Details) - $ / shares	Apr. 24, 2025	Jun. 30, 2026	Dec. 31, 2025
Subsidiary, Sale of Stock [Line Items]
Shares Issued, Price Per Share	$ 10
Number of shares in a unit	1
Redeemable Public Warrant
Subsidiary, Sale of Stock [Line Items]
Number of shares in a unit	1
Class A Ordinary Shares
Subsidiary, Sale of Stock [Line Items]
Shares Issued, Price Per Share		$ 11.5	$ 11.5
Number of shares in a unit	1
Warrant price (in Dollars per share)	$ 11.5	$ 18	$ 18
Warrant to purchase share	1
IPO
Subsidiary, Sale of Stock [Line Items]
Number of public units issued	22,500,000
Price per shares (in Dollars per share)	$ 10
Over-Allotment Option [Member]
Subsidiary, Sale of Stock [Line Items]
Number of public units issued	2,500,000	3,000,000	3,000,000